Operating leases	9 Months Ended
Sep. 30, 2024
Leases [Abstract]
Operating leases	Operating leases
Lease costs recorded under operating leases for three and nine months ended September 30, 2024 and September 30, 2023 were as follows:

	Three Months Ended		Nine Months Ended
	September 30, 2024	September 30, 2023	September 30, 2024	September 30, 2023
	(in thousands)
Operating lease costs	$12,263	$11,850	$34,713	$37,539
Income from sub-leases	(340)	(284)	(977)	(845)
Net operating lease costs	$11,923	$11,566	$33,736	$36,694

Of the total cost of $11.9 million incurred in the three months ended September 30, 2024 (September 30, 2023: $11.6 million), $10.6 million (September 30, 2023: $8.8 million) is recorded within selling, general and administration costs and $1.3 million (September 30, 2023: $2.8 million) is recorded within direct costs.

Of the total cost of $33.7 million incurred in the nine months ended September 30, 2024 (September 30, 2023: $36.7 million), $28.6 million (September 30, 2023: $28.1 million) is recorded within selling, general and administration costs and $5.1 million (September 30, 2023: $8.6 million) is recorded within direct costs.

During the nine months ended September 30, 2024 and September 30, 2023, costs incurred by the Group related to variable lease payments were de minimis.

Right-of-use assets obtained, in exchange for lease obligations during the three months ended September 30, 2024, totaled $13.3 million (September 30, 2023: $2.1 million). Right-of-use assets obtained, in exchange for lease obligations during the nine months ended September 30, 2024, totaled $59.9 million (September 30, 2023: $24.6 million).

The weighted average remaining lease term and weighted-average discount rate at September 30, 2024 were 6.72 and 3.79%, respectively. The weighted average remaining lease term and weighted-average discount rate at December 31, 2023 were 6.72 years and 3.29%, respectively.

Future minimum lease payments under non-cancelable leases as of September 30, 2024 were as follows:

(in thousands)
Year 1	$44,534
Year 2	39,371
Year 3	32,510
Year 4	24,789
Year 5	18,197
Thereafter	47,063
Total future minimum lease payments	206,464
Lease imputed interest	(22,242)
Total	$184,222
Operating lease liabilities are presented as current and non-current. As at September 30, 2024, operating lease liabilities of $38.5 million have been included in Other liabilities (December 31, 2023: $36.4 million) and $145.7 million have been classified as Non-current Lease Liabilities (December 31, 2023: $126.3 million).